Taxes Payable	6 Months Ended
Dec. 31, 2025
Taxes Payable [Abstract]
TAXES PAYABLE

14. TAXES PAYABLE

As of December 31, 2025 and June 30, 2025, taxes payable consisted of the following:

	As of December 31,	As of June 30,
	2025	2025
Corporate income tax	$3,515,850	$3,613,389
Value-added tax (“VAT”)	462,353	912,056
Related surcharges on VAT payable	1,823	1,839
IIT	1,102	948
Other tax	1,512	3,482
Taxes payable	$3,982,640	$4,531,714